Condensed Statements of Consolidated Comprehensive Income (Unaudited) (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow hedges - net decrease in fair value of derivatives, tax benefit				$ 17
Cash flow hedges - derivative value net loss recognized in net income, tax benefit	0	0	1
Defined benefit pension and OPEB plans- net tax benefit	$ 0	$ 0	$ 1